Summary of Significant Accounting Policies (Details Narrative)			12 Months Ended
	Feb. 07, 2025 USD ($) $ / shares shares	Feb. 07, 2025 SGD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)
Product Information [Line Items]
Working capital			$ 1,100,000		$ 1,200,000		$ 1,400,000
Cash			2,200,000				3,000,000
Accounts receivable			2,200,000				2,800,000
Contract with customer asset			$ 2,739,588		5,110,365		$ 3,652,783
Convenience translation			0.75				0.75
Depositor maximum amount insured							$ 75,000
Deferred offering costs			$ 940,083		828,458		1,253,443
Impairment loss on long lived assets				$ 0	0	$ 0
Advertising costs				0	0	0
Share based compensation expenses			$ 123,293	164,390	133,455	132,471
Penalties or interest relating to income taxes				$ 0	0	$ 0
Unrecognized tax benefits					$ 0		0
Antidiluted shares | shares			0	0	0
Deposit assets			$ 2,237,700		$ 4,482,359		2,983,600
Deposit assets			$ 2,125,200		$ 4,332,359		$ 2,833,600
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			24.00%	24.00%	32.00%	41.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage			22.00%	22.00%	15.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage			19.00%	19.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage					11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage			12.00%	12.00%	10.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			70.00%	70.00%	34.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage			11.00%	11.00%	20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	10.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage					12.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage			31.00%	31.00%	38.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage			20.00%	20.00%	13.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk percentage			13.00%	13.00%
SGD Per Shares [Member]
Product Information [Line Items]
Convenience translation			1.00				1.00
Subsequent Event [Member]
Product Information [Line Items]
Ordinary shares | shares	2,250,000	2,250,000
Share price | $ / shares	$ 4.50
Gross proceeds	$ 10,125,000	$ 10,130,000
Net proceeds	$ 8,800,000	$ 8,800,000